FIXED ASSETS, NET	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
FIXED ASSETS, NET
NOTE 5:	FIXED ASSETS, NET

	Computers and Servers	Office furniture and equipment	Leasehold improvements	Total
	USD thousands
Cost

Balance as of January 1, 2024	41,925	750	1,768	44,443

Exchange rate differences	(10)	(7)	-	(17)
Additions *	6,113	54	306	6,473
Disposals	(1,009)	(102)	(459)	(1,570)

Balance as of December 31, 2024	47,019	695	1,615	49,329

Exchange rate differences	41	-	-	41
Additions *	13,339	297	104	13,740
Disposals	(1,859)	(77)	-	(1,936)

Balance as of December 31, 2025	58,540	915	1,719	61,174

Accumulated Depreciation

Balance as of January 1, 2024	21,645	434	963	23,042

Exchange rate differences	(3)	(7)	(1)	(11)
Disposals	(1,009)	(102)	(459)	(1,570)
Additions	11,815	117	209	12,141

Balance as of December 31, 2024	32,448	442	712	33,602

Exchange rate differences	34	-	-	34
Disposals	(1,859)	(77)	-	(1,936)
Additions	11,007	133	301	11,441

Balance as of December 31, 2025	41,630	498	1,013	43,141

Carrying amounts

As of December 31, 2025	16,910	417	706	18,033
As of December 31, 2024	14,571	253	903	15,727

* As of December 31, 2025, USD 2,361 thousand additions have not been paid (2024: USD 739 thousand).